Treasury Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Treasury Stock
19.	TREASURY STOCK

For the year ended December 31, 2014, 2015 and 2016, the Company repurchased the number of 1,553,085, nil and 815,525 ADSs pursuant to the share repurchase plans. The repurchased ordinary shares were mainly used for settlement of acquisition payment.

For the year ended December 31, 2014, 2015 and 2016, nil, 146,372 and 223,161 ADSs were issued to settle the contingent consideration payment in relation to acquisitions.

In 2014, 76,048 ADSs were issued to Galaxy ENet Inc. (“Galaxy ENet”) (Note 22(b)).